Leases (Right of Use Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Presentation of leases for lessee [abstract]
Openning Balance, Net book value	$ 1,193	$ 1,246
Additions	27	114
Amortization	(133)	(139)
Leasehold inducements	(4)
Lease terminations and other	(27)	(28)
Ending balance, Net book value	$ 1,056	$ 1,193